CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.02	₪ 0.02
Ordinary shares, Authorized	150,000,000	150,000,000
Ordinary shares, Issued	25,754,297	25,754,297
Ordinary shares, Outstanding	25,754,297	25,754,297